Summary of Changes in Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred Revenue
Deferred revenue, beginning of period	$ 1,214,096	$ 930,436
Billings	2,255,811	4,781,924
Revenue recognized (prior year deferred revenue)	(861,496)	(930,436)
Revenue recognized (current year deferred revenue)	(1,286,173)	(3,567,828)
Deferred revenue, end of period	$ 1,322,238	$ 1,214,096